Income Taxes	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 9—INCOME TAXES
The Company’s financial statements include total net loss before taxes of approximately $295,743 for the year ended December 31, 2020. The income tax provision consists of the following:

December 31, 2020
Federal	—
Current	—
Deferred	—
State and local	—
Current	—
Deferred	—
Income tax provision (benefit)	—

The reconciliation of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	December 31, 2020
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	(62,106)	21%
Valuation allowance activity	62,106	-21%
Total income tax provision/(benefit)	—	0%

The components of deferred tax assets and liabilities as of December 31, 2020 are as follows
:

December 31, 2020
Asset (Liability)
Net Operating Losses	5,294
Capitalized Costs	56,812

Deferred Taxes Before Valuation	62,106
Allowance	—
Valuation allowance	(62,106)

Net deferred tax assets/(liabilities), net of allowance	—

As of December 31, 2020, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with capitalized start-up
costs.
Start-up
costs cannot be amortized until the Company starts business operations. Therefore, a full valuation allowance has been established, as future events such as business combinations cannot be considered when assessing the realizability of deferred tax assets. Accordingly, the net deferred tax assets have been fully reserved.
We utilize a
two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates there is more than a 50% likelihood that the position will be sustained upon examination, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. As of December 31, 2020, the Company does not have any uncertain tax positions.
Our continuing practice is to recognize potential accrued interest and/or penalties related to income tax matters within income tax expense. For the period from October 13, 2020 (inception) to December 31, 2020, we did not accrue any interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

NOTE 10—INCOME TAXES
The Company’s provision for income taxes for the six months ended June 30, 2021 was
$0.0
million. The Company’s effective tax rate for the six months ended June 30, 2021 was
0
% as the Company continues to record full valuation allowance for all of its deferred tax assets.
As of June 30, 2021 and December 31, 2020, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with net operating losses and capitalized start-up
costs.
Start-up
costs cannot be amortized until the Company starts business operations. Therefore, a full valuation allowance has been established, as future events such as business combinations cannot be considered when assessing the realizability of deferred tax assets. Accordingly, the net deferred tax assets have been fully reserved.
As of June 30, 2021 and December 31, 2020, the Company has not
recorded any tax liability for uncertain tax positions. The Company’s continuing practice is to recognize potential accrued interest and/or penalties related to income tax matters within income tax expense. During the six months ended June 30, 2021, the Company did not accrue any interest and penalties.